Shareholders' equity - Deferred Share Unit Plan Transactions (Details) - Deferred share units	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Balance, January 1 (in units)	382,848	319,746
Granted (in units)	70,846	63,102
Exercised (in units)	0	0
Balance, December 31 (in units)	453,694	382,848